Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Entity Central Index Key	dei_EntityCentralIndexKey	0001552740
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2024
First Trust RBA American Industrial Renaissance ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s summary prospectus and prospectus, on April 30, 2024, Richard Bernstein Advisors LLC, the index provider for the Fund (the “Index Provider”), announced changes to the index methodology for the Richard Bernstein Advisors American Industrial Renaissance® Index, the Fund’s index (the “Index”). To enhance liquidity of the Index, the Index Provider is implementing the following changes to be effective as of the next rebalance, which is scheduled for after the close of the market on July 19, 2024:

1.	Notwithstanding anything to the contrary set forth in the Fund’s summary prospectus and prospectus, the third sentence of the second paragraph set forth in the section entitled “Principal Investment Strategies” is hereby deleted in its entirety and replaced with the following:

According to the Index Provider, the Index’s initial universe consists of all equity securities in the Russell 2500™ Index, including depositary receipts, issued by companies classified according to the Global Industry Classification Standard as comprising the following industries: (a) Aerospace & Defense; (b) Air Freight & Logistics; (c) Building Products; (d) Commercial Services & Supplies; (e) Construction & Engineering; (f) Electrical Equipment; (g) Ground Transportation; (h) Industrial Conglomerates; (i) Machinery; (j) Marine Transportation; (k) Trading Companies & Distributors; (l) Transportation Infrastructure; and (m) Banks.